Noncontrolling Interests (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 20, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Noncontrolling Interest [Line Items]
Paired Interest value (in dollars per share)	$ 10.00
Noncontrolling interests		$ 90.8	$ 2.1	$ 2.2
Noncontrolling Interests
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 90.8
IntermediateCo Class B common stock
Noncontrolling Interest [Line Items]
Shares issued (in shares)	1
Percentage of non-voting share	96.00%
Percentage of non-voting interests not attributable portion	4.00%
IntermediateCo Class B common stock | Intermediate Co
Noncontrolling Interest [Line Items]
Business acquisition equity interest issued or issuable (in shares)	8,560,540
IntermediateCo Class B common stock | GSAH
Noncontrolling Interest [Line Items]
Business acquisition equity interest issued or issuable (in shares)	8,560,540
IntermediateCo Class A common stock | GSAH
Noncontrolling Interest [Line Items]
Percentage of voting shares	100.00%